5. Restricted cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRestrictedCashLineItems [Line Items]
Restricted cash and cash equivalents	R$ 268,047	R$ 168,769
Deposits In Guarantee Of Letter Of Credit [Member]
DisclosureOfRestrictedCashLineItems [Line Items]
Restricted cash and cash equivalents	60,423	15,721
Escrow Deposits [Member]
DisclosureOfRestrictedCashLineItems [Line Items]
Restricted cash and cash equivalents	71,110	67,345
Escrow Deposits - Leases [Member]
DisclosureOfRestrictedCashLineItems [Line Items]
Restricted cash and cash equivalents	116,131	78,015
Other Deposits [Member]
DisclosureOfRestrictedCashLineItems [Line Items]
Restricted cash and cash equivalents	R$ 20,383	R$ 7,688